TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	As of December 31,
	2023	2022
	US$’000	US$’000
Trade payables	40,977	29,258
Other payables	10,766	10,633
	51,743	39,891
Other payables included refund liabilities arising from contracts with customers, which amounted to $9,395 and $8,667 as of December 31, 2023 and 2022, respectively.